Consolidated Statements of Operations - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019
Revenue
Total Revenue	$ 1,519,772	$ 942,696	$ 1,945,315	$ 983,182
Cost of goods sold	683,316	603,489	1,137,193	424,967
Gross Profit	836,456	339,207	808,122	558,215
Operating expenses:
Research and development expenses	1,229,501	1,179,793	2,430,752	2,565,277
General and administrative expenses	817,265	838,497	1,835,147	2,393,968
Sales and marketing expenses	722,492	709,081	1,462,701	1,182,240
Total operating expenses	2,769,258	2,727,371	5,728,600	6,141,485
Net loss from operations before other income and expense	(1,932,802)	(2,388,164)	(4,920,478)	(5,583,270)
Other income (expense)
Other income	10,000
Interest income	1,264	4,950	8,583	6,893
Interest expense	(96,874)		(81,455)
Total other income (expense), net	(85,610)	4,950	(72,872)	6,893
Net Loss	$ (2,018,412)	$ (2,383,214)	$ (4,993,350)	$ (5,576,377)
Basic and diluted net loss per share	$ (0.29)	$ (0.35)	$ (0.72)	$ (0.86)
Weighted-average shares used to compute basic and diluted net loss per share	7,046,514	6,863,914	6,923,506	6,477,273
Software Services [Member]
Revenue
Total Revenue	$ 1,378,874	$ 826,265	$ 1,777,447	$ 921,765
Software License/Software as a Service [Member]
Revenue
Total Revenue	$ 140,898	$ 116,431	$ 167,868	$ 61,417